Transfers of financial assets and variable interest entities	12 Months Ended
Dec. 31, 2019
Transfers of financial assets and variable interest entities
33 Transfers of financial assets and variable interest entities
Transfers of financial assets
> Refer to “Note 34 – Transfers of financial assets and variable interest entities” in VI – Credit Suisse Group – Consolidated financial statements for further information.
Securitizations
The following table provides the gains or losses and proceeds from the transfer of assets relating to 2019, 2018 and 2017 securitizations of financial assets that qualify for sale accounting and subsequent derecognition, along with the cash flows between the Bank and the SPEs used in any securitizations in which the Bank still has continuing involvement, regardless of when the securitization occurred.
Securitizations
in	2019	2018	2017
Gains/(losses) and cash flows (CHF million)
CMBS
Net gain [1]	10	10	37
Proceeds from transfer of assets	7,757	5,861	6,604
Cash received on interests that continue to be held	162	41	28
RMBS
Net gain/(loss) [1]	2	(1)	0
Proceeds from transfer of assets	21,566	22,536	14,817
Purchases of previously transferred financial assets or its underlying collateral	(1)	0	(2)
Servicing fees	2	3	3
Cash received on interests that continue to be held	312	576	368
Other asset-backed financings
Net gain [1]	101	77	31
Proceeds from transfer of assets	11,702	6,422	7,664
Purchases of previously transferred financial assets or its underlying collateral	(763)	(318)	(380)
Fees [2]	151	142	135
Cash received on interests that continue to be held	6	3	4
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents management fees and performance fees earned for investment management services provided to managed CLOs.
Continuing involvement in transferred financial assets
The following table provides the outstanding principal balance of assets to which the Bank continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of December 31, 2019 and 2018, regardless of when the transfer of assets occurred.
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2019	2018
CHF million
CMBS
Principal amount outstanding	21,079	25,330
Total assets of SPE	28,748	35,760
RMBS
Principal amount outstanding	54,001	40,253
Total assets of SPE	55,595	41,242
Other asset-backed financings
Principal amount outstanding	27,982	23,036
Total assets of SPE	54,974	47,542
Principal amount outstanding relates to assets transferred from the Bank and does not include principle amounts for assets transferred from third parties.
Fair value of beneficial interests
The fair value measurement of beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement is determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Bank may utilize to hedge the inherent risks.
Key economic assumptions at the time of transfer
> Refer to “Note 34 – Financial instruments” for further information on the fair value hierarchy.
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	2019							2018							2017
at time of transfer, in			CMBS				RMBS			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			549				3,171			662				3,613			445				2,400
of which level 2			455				2,978			640				3,509			444				2,221
of which level 3			94				193			22				103			1				179
Weighted-average life, in years			5.5				5.5			6.6				7.8			10.0				6.0
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	2.0	–	37.3			–	[2]	5.0	–	13.5			–	[2]	1.0	–	22.9
Cash flow discount rate (rate per annum), in % [3]	2.5	–	8.3		1.5	–	15.7	3.6	–	9.8		3.0	–	13.6	2.4	–	9.0		2.0	–	29.5
Expected credit losses (rate per annum), in % [4]	1.3	–	1.9		1.5	–	7.6	1.8	–	3.1		2.3	–	7.2	0.6	–	3.4		0.8	–	6.3
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.
4 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.
Key economic assumptions as of the reporting date
The following table provides the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of December 31, 2019 and 2018.
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	2019											2018
end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			399				2,282			751				805				2,006			226
of which non-investment grade			46				711			15				112				307			26
Weighted-average life, in years			6.4				5.7			1.6				5.7				7.9			5.6
Prepayment speed assumption (rate per annum), in % [3]			–		3.0	–	35.7			–				–		2.0	–	20.0			–
Impact on fair value from 10% adverse change			–				(38.1)			–				–				(22.3)			–
Impact on fair value from 20% adverse change			–				(72.6)			–				–				(43.2)			–
Cash flow discount rate (rate per annum), in % [4]	2.2	–	15.2		1.5	–	36.2	0.7	–	13.1		3.4	–	14.3		3.0	–	21.3	1.0	–	21.2
Impact on fair value from 10% adverse change			(6.8)				(38.3)			(2.1)				(20.7)				(52.1)			(2.9)
Impact on fair value from 20% adverse change			(13.4)				(74.7)			(4.2)				(37.6)				(101.3)			(5.7)
Expected credit losses (rate per annum), in % [5]	0.5	–	8.5		1.1	–	34.5	0.7	–	12.8		0.8	–	4.7		0.6	–	18.8	1.0	–	21.2
Impact on fair value from 10% adverse change			(4.1)				(24.1)			(2.0)				(10.2)				(23.8)			(2.4)
Impact on fair value from 20% adverse change			(8.1)				(47.3)			(4.0)				(17.3)				(46.7)			(4.8)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.
5 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.
Transfers of financial assets where sale treatment was not achieved
The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of December 31, 2019 and 2018.
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2019	2018
CHF million
Other asset-backed financings
Trading assets	279	255
Liability to SPE, included in other liabilities	(279)	(255)
Securities sold under repurchase agreements and securities lending transactions accounted for as secured borrowings
The following tables provide the gross obligation relating to securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral by the class of collateral pledged and by remaining contractual maturity as of December 31, 2019 and 2018.
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2019	2018
CHF billion
Government debt securities	14.1	31.1
Corporate debt securities	11.0	9.6
Asset-backed securities	2.5	1.8
Equity securities	0.7	0.0
Other	0.2	0.2
Securities sold under repurchase agreements	28.5	42.7
Government debt securities	0.1	1.4
Corporate debt securities	0.1	0.2
Equity securities	5.4	3.2
Other	0.1	0.2
Securities lending transactions	5.7	5.0
Government debt securities	5.3	3.6
Corporate debt securities	1.8	1.0
Asset-backed securities	0.1	0.1
Equity securities	33.0	37.0
Obligation to return securities received as collateral, at fair value	40.2	41.7
Total	74.4	89.4
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	On demand	[1]	Up to 30 days	[2]	31-90 days	More than 90 days	Total
2019 (CHF billion)
Securities sold under repurchase agreements	5.2		15.2		5.9	2.2	28.5
Securities lending transactions	5.7		0.0		0.0	0.0	5.7
Obligation to return securities received as collateral, at fair value	40.0		0.1		0.1	0.0	40.2
Total	50.9		15.3		6.0	2.2	74.4
2018 (CHF billion)
Securities sold under repurchase agreements	7.4		26.3		6.7	2.3	42.7
Securities lending transactions	4.1		0.9		0.0	0.0	5.0
Obligation to return securities received as collateral, at fair value	41.4		0.1		0.2	0.0	41.7
Total	52.9		27.3		6.9	2.3	89.4
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.
> Refer to “Note 26 – Offsetting of financial assets and financial liabilities” for further information on the gross amount of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral and the net amounts disclosed in the consolidated balance sheets.
Variable interest entities
> Refer to “Note 34 – Transfers of financial assets and variable interest entities” in VI – Consolidated financial statements – Credit Suisse Group for further information.
Commercial paper conduit
The Bank acts as the administrator and provider of liquidity and credit enhancement facilities for Alpine Securitization Ltd (Alpine), a multi-seller asset-backed CP conduit used for client and Bank financing purposes. Alpine discloses to CP investors certain portfolio and asset data and submits its portfolio to rating agencies for public ratings on its CP. This CP conduit purchases assets such as loans and receivables or enters into reverse repurchase agreements and finances such activities through the issuance of CP backed by these assets. The Bank (including Alpine) can enter into liquidity facilities with third-party entities pursuant to which it may be required to purchase assets from these entities to provide them with liquidity and credit support. The financing transactions are structured to provide credit support in the form of over-collateralization and other asset-specific enhancements. Alpine is a separate legal entity that is wholly owned by the Bank. However, its assets are available to satisfy only the claims of its creditors. In addition, the Bank, as administrator and liquidity facility provider, has significant exposure to and power over the activities of Alpine. Alpine is considered a VIE for accounting purposes and the Bank is deemed the primary beneficiary and consolidates this entity.
The overall average maturity of Alpine’s outstanding CP was approximately 116 days as of December 31, 2019. Alpine’s CP was rated A-1(sf) by Standard & Poor’s and P-1(sf) by Moody’s and had exposures mainly in reverse repurchase agreements with a Bank entity, consumer loans, aircraft loans and leases, car loans and leases, commercial leases and small business loans.
The Bank’s financial commitment to this CP conduit consists of obligations under liquidity agreements. The liquidity agreements are asset-specific arrangements, which require the Bank to provide short-term financing to the CP conduit or to purchase assets from the CP conduit in certain circumstances, including but not limited to, a lack of liquidity in the CP market such that the CP conduit cannot refinance its obligations or a default of an underlying asset. The asset-specific credit enhancements provided by the client seller of the assets remain unchanged as a result of such a purchase. In entering into such agreements, the Bank reviews the credit risk associated with these transactions on the same basis that would apply to other extensions of credit.
The Bank enters into liquidity facilities with CP conduits administrated and sponsored by third parties. These third-party CP conduits are considered to be VIEs for accounting purposes. The Bank is not the primary beneficiary and does not consolidate these third-party CP conduits. The Bank’s financial commitment to these third-party CP conduits consists of obligations under liquidity agreements. The liquidity agreements are asset-specific arrangements, which require the Bank to provide short-term financing to the third-party CP conduits or to purchase assets from these CP conduits in certain circumstances, including but not limited to, a lack of liquidity in the CP market such that the CP conduits cannot refinance their obligations or a default of an underlying asset. The asset-specific credit enhancements, if any, provided by the client seller of the assets remain unchanged as a result of such a purchase. In entering into such agreements, the Bank reviews the credit risk associated with these transactions on the same basis that would apply to other extensions of credit. In some situations, the Bank can enter into liquidity facilities with these third-party CP conduits through Alpine. As of December 31, 2019, the Bank’s outstanding facilities provided to these third-party conduits through Alpine are not included in the tabular disclosure of non-consolidated VIEs and represent a maximum exposure to loss of CHF  6,159 million and total assets of these non-consolidated VIEs of CHF  13,488 million.
The Bank’s economic risks associated with the Alpine CP conduit and the third-party CP conduits are included in the Bank’s risk management framework including counterparty, economic risk capital and scenario analysis.
Consolidated VIEs
The Bank has significant involvement with VIEs in its role as a financial intermediary on behalf of clients. The Bank consolidated all VIEs related to financial intermediation for which it was the primary beneficiary.
Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2019 (CHF million)
Cash and due from banks	6	1	71	11	39	10	138
Trading assets	75	0	1,554	82	1,063	14	2,788
Other investments	0	0	0	113	1,052	247	1,412
Net loans	0	325	53	1	29	241	649
Other assets	1	21	638	4	67	943	1,674
of which loans held-for-sale	0	0	93	0	0	0	93
of which premises and equipment	0	0	0	0	17	8	25
Total assets of consolidated VIEs	82	347	2,316	211	2,250	1,455	6,661
Trading liabilities	0	0	0	0	8	0	8
Short-term borrowings	0	4,885	0	0	0	0	4,885
Long-term debt	7	0	1,614	1	13	36	1,671
Other liabilities	0	54	1	4	91	146	296
Total liabilities of consolidated VIEs	7	4,939	1,615	5	112	182	6,860
2018 (CHF million)
Cash and due from banks	15	1	68	17	52	20	173
Trading assets	72	0	1,602	418	944	12	3,048
Other investments	0	0	0	153	1,073	279	1,505
Net loans	0	0	119	0	23	245	387
Other assets	57	16	863	4	50	1,037	2,027
of which loans held-for-sale	57	0	107	0	3	0	167
of which premises and equipment	0	0	0	0	18	0	18
Total assets of consolidated VIEs	144	17	2,652	592	2,142	1,593	7,140
Trading liabilities	0	0	0	0	3	0	3
Short-term borrowings	0	5,465	0	0	0	0	5,465
Long-term debt	48	0	1,487	174	26	29	1,764
Other liabilities	0	43	1	8	98	127	277
Total liabilities of consolidated VIEs	48	5,508	1,488	182	127	156	7,509
Non-consolidated VIEs
Total assets of non-consolidated VIEs are the assets of the non-consolidated VIEs themselves and are typically unrelated to the exposures the Bank has with these entities due to variable interests held by third-party investors. Accordingly, these amounts are not considered for risk management purposes.
Non-consolidated VIEs
		Financial intermediation
end of	CDO/ CLO	Securi- tizations	Funds	Loans	Other	Total
2019 (CHF million)
Trading assets	230	4,897	962	109	4,311	10,509
Net loans	456	904	1,945	7,930	709	11,944
Other assets	3	26	513	0	380	922
Total variable interest assets	689	5,827	3,420	8,039	5,400	23,375
Maximum exposure to loss	785	7,664	3,425	12,239	5,937	30,050
Total assets of non-consolidated VIEs	8,057	141,608	127,558	25,590	14,274	317,087
2018 (CHF million)
Trading assets	209	4,527	927	183	3,703	9,549
Net loans	154	1,475	1,591	5,246	430	8,896
Other assets	3	19	112	0	444	578
Total variable interest assets	366	6,021	2,630	5,429	4,577	19,023
Maximum exposure to loss	366	7,637	2,645	8,680	5,150	24,478
Total assets of non-consolidated VIEs	7,033	96,483	65,848	20,804	8,784	198,952